Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000909427
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Limited Term Tax-Exempt Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class A
Trading Symbol	LTEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 3.22% for the year ended July 31, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index. For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge) *	0.65%	0.32%	1.37%
Limited Term Tax-Exempt Bond Fund of America — Class A (without sales charge) *	3.22%	0.83%	1.63%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index †	3.50%	0.91%	1.88%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has
no
expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net asse
ts)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class C
Trading Symbol	LTXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 2.49% for the year ended
July
31, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index. For information on returns for additional periods, including the fund lifetime, please
refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge) *	1.49%	0.12%	1.05%
Limited Term Tax-Exempt Bond Fund of America — Class C (without sales charge) *	2.49%	0.12%	1.05%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index †	3.50%	0.91%	1.88%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(
percent
of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class T
Trading Symbol	TLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 3.54% for the year ended
July
31, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Limited Term Tax-Exempt Bond Fund of America — Class T (with sales charge) 2	0.97%	0.63%	1.71%
Limited Term Tax-Exempt Bond Fund of America — Class T (without sales charge) 2	3.54%	1.14%	2.02%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	1.97%
Bloomberg Municipal Short-Intermediate 1-10 Years Index 3	3.50%	0.91%	1.90%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class F-1
Trading Symbol	LTXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.18% for the year ended July 31, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Limited Term Tax-Exempt Bond Fund of America — Class F-1 *	3.18%	0.80%	1.58%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index †	3.50%	0.91%	1.88%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class F-2
Trading Symbol	LTEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.46% for the year ended July
31
, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Limited Term Tax-Exempt Bond Fund of America — Class F-2 *	3.46%	1.07%	1.85%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index †	3.50%	0.91%	1.88%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FLTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 3.58% for the year ended July 31, 2025.
That
result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index. For information on returns for additional perio ds, inc
luding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Limited Term Tax-Exempt Bond Fund of America — Class F-3 2	3.58%	1.17%	2.13%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index 3	3.50%	0.91%	1.99%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indi cation of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks
specifically
to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Limited Term Tax-Exempt Bond Fund of America®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Term Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp ot hetical $10 ,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 3.58% for the year ended July 31, 2025. That result compares with a 3.50% gain for the Bloomberg Municipal Short-Intermediate 1-10 Years Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
Overall, each of the major sectors contributed positively to the fund’s absolute returns. Holding a larger portion of investments than the index in housing bonds was particularly additive to results relative to the benchmark. Likewise, holdings in corporates and transportation debt contributed positively to relative returns. Also, the fund’s exposure to derivatives further benefited results.
Conversely, holdings in general obligation bonds, special tax and non-general obligation government issues sectors had a relative negative impact on returns. Likewise, duration and curve positioning negatively impacted the fund’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Limited Term Tax-Exempt Bond Fund of America — Class R-6 *	3.58%	1.17%	1.96%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg Municipal Short-Intermediate 1-10 Years Index †	3.50%	0.91%	1.88%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,614,000,000
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 12,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,614
Total number of portfolio holdings	1,901
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	44%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have
received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.